EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2025
EARNINGS PER SHARE
Schedule of basic and diluted net income per share

	For the six months ended June 30,
	2024	2025
	(Unaudited)	(Unaudited)
Numerator:
Net income /(loss) attributable to the Company’s ordinary shareholders – basic	$4,330,267	$(11,293,895)
Dilution impacts	—	—
Net income /(loss) attributable to the Company’s ordinary shareholders – diluted	4,330,267	(11,293,895)
Denominator:
Weighted average number of shares – basic	25,555,096	26,402,382
Effects of dilutive securities	—	—
Weighted average number of shares – diluted	25,555,096	26,402,382
Net income /(loss) per share, basic	$0.17	$(0.43)
Net income /(loss) per share, diluted	$0.17	$(0.43)